Reverse Capitalization - Summary of Retroactive Application of Reverse Capitalization to Consolidated Balance Sheets (Detail)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Mar. 31, 2021 shares
Schedule of Retroactive Application of Reverse Capitalization to Consolidated Balance Sheets [Line Items]
Preferred stock, shares authorized	155,387,025	155,387,025	0
Preferred stock, shares outstanding	139,444,346	139,444,346	0
Common stock, shares authorized	351,572,668	351,572,668
Common stock, shares, issued	89,972,184	88,674,206
Common stock, shares, outstanding	89,206,266	88,279,119
Conversion ratio	2.0681	2.0681
Previously Reported [Member]
Schedule of Retroactive Application of Reverse Capitalization to Consolidated Balance Sheets [Line Items]
Preferred stock, shares authorized	75,136,086	75,136,086
Preferred stock, shares outstanding	67,427,138	67,427,138
Common stock, shares authorized	170,000,000	170,000,000
Common stock, shares, issued	43,505,291	42,877,665
Common stock, shares, outstanding	43,134,938	42,686,624